ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Government authorities	$ 3,419	$ 3,673
Accrued royalties to the OCS (Note 10a)	251	283
Accrued expenses	11,223	7,744
Accrued expenses and other liabilities	$ 14,893	$ 11,700	[1]

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1c).